UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Pkwy., Ste 310 Leawood, KS 66221 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: Last Day of February

Date of reporting period: August 31, 2013

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

HAGIN Keystone Market Neutral Fund (HKMNX)

August 31, 2013

(UNAUDITED)

Hagin Keystone Market Neutral Semi-Annual Commentary

Dear Shareholder,

In the second quarter of 2013, the S&P 500® stock index continued its strong momentum being up about 2.9%. This brought the year-to-date total return of the benchmark to about 12.6%.  The Hagin Keystone Market Neutral Fund was up 1.07% net of fees and trading costs. Net of fees and trading expenses, the Fund was up during all three months in the quarter, rising 0.11% in April, 0.75% in May and 0.21% in June.  During the quarter, the top five contributors to performance were NuSkin Enterprises, ITT Educational Services, Royal Gold Inc, GameStop Corp, and Endo Health Solutions. These stocks contributed 1.26% to performance over the period.  Five stocks that detracted most from performance were: SolarWinds Inc, Marathon Petroleum Corp, Wellpoint Inc, Regeneron Pharmaceuticals, and F5 Networks. These stocks detracted 0.84% from performance over the 2nd quarter.

Our long stocks had average total return of 6.4% while the stocks sold short posted a 1.7% total return, both gross of fees.  This was a strong result over the period, with our longs beating the market, and shorts underperforming the market.  In our annual shareholder letter for the fiscal period ending February 28, 2013, we discussed that we expect our stocks to behave more in line with expectations when they begin to price in fundamentals and not just central bank intervention.  We believe that towards the end of the second quarter, that indeed started to occur. The S&P500 decline of over 1.3% in June is largely attributable to minutes from the May FOMC meeting showing many on the Fed’s committee were mulling tapering the amount of Treasuries and Mortgage-backed securities the Fed could purchase to boost employment.  The selloff was not limited to equities following the taper talk, as bonds, which typically are seen as a diversifier to equities asset class exposure, also sold off. The yield of the 10 year U.S. Treasury rose 64 basis points from March 31st to June 28th to 2.49%.  While the Fed had not changed its policy, the bond market is beginning to discount less demand of the Fed for long-term Treasuries.

In assessing recent performance we are encouraged about our positive return in June, a month where there was very little room to hide as markets across assets and countries sold off.  To benchmark our performance against other market neutral managers, we look at the Hedge Fund Research Group’s HFRX Equity Market Neutral Index (Bloomberg ticker: HFRXEMN Index), a composite which includes other equity market neutral funds. During June, the index was down 0.62%, while the equity market was down over 1.2%.  Additionally, major bond indices were down, with the Barclay’s Aggregate Bond Index down 1.55% for the month.  Although uncommon historically, periods where both equities and bonds sell off have become more frequent and may persist going forward.  If so, that should give equity market neutral funds a bigger role in asset allocation models as the traditional equity diversifiers (treasuries, corporate, and municipal bonds) will be challenged by rising interest rates.

Going forward, we believe that the Fed’s tapering of asset purchases will refocus stock markets on corporate fundamentals.  Also, we expect another likely result will be that market participants exhibit a greater appreciation for risk, opting to prefer high quality stocks over those with more debt and anemic cash flow.  As a reminder, our concept of quality includes such attributes as cheaper valuation, higher profitability, strong investor sentiment, and solid balance sheets.  We tend to go long stocks that appear attractive relative to those attributes, and short stocks that do not.  We believe that corporate fundamentals ultimately prevail in setting market prices and there are already signs of that happening. In turn, that should continue to benefit our stock picks in the Hagin Keystone Market Neutral Fund.

HAGIN KEYSTONE MARKET NEUTRAL FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represent as a percentage of the portfolio of investments, by industry sectors.

	HAGIN Keystone Market Neutral Fund
	Schedule of Investments
	August 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 54.35%

Accident & Health Insurance - 0.87%
62	Aflac, Inc.	$ 3,583

Air Transportation, Scheduled - 0.58%
42	Alaska Air Group, Inc.	2,378

Aircraft - 0.88%
35	The Boeing Company	3,637

Arrangement of Transportation of Freight & Cargo - 0.88%
283	Southwest Airlines Co.	3,625

Ball & Roller Bearings - 0.87%
64	Timken Co. (a)	3,588

Bituminous Coal & Lignite Mining - 0.92%
221	Peabody Energy Corp. (a)	3,801

Cable & Other Pay Television Services - 0.32%
53	Starz, Inc. Class A *	1,323

Commercial Printing - 0.87%
214	RR Donnelley & Sons Co.	3,570

Computer & Office Equipment - 1.13%
143	Hewlett-Packard Co.	3,195
43	Lexmark International, Inc., Class A (a)	1,469
		4,664
Computer Communications Equipment - 0.87%
43	F5 Networks, Inc. *	3,585

Computer Storage Devices - 1.77%
67	SanDisk Corp.	3,697
58	Western Digital Corp.	3,596
		7,293
Crude Petroleum & Natural Gas - 2.01%
35	Anadarko Petroleum Corp.	3,200
48	Chesapeake Energy Corp.	1,239
161	Newfield Exploration Co. *	3,835
		8,274
Electronic Computers - 0.47%
4	Apple, Inc.	1,949

Fabricated Structural Metal Products - 0.89%
27	Valmont Industries, Inc.	3,644

Finance Services - 0.44%
25	American Express Co.	1,798

Fire, Marine & Casualty Insurance - 0.90%
86	Axis Capital Holdings Ltd.	3,697

Heavy Construction Other Than Building Construction-Contractors - 0.56%
36	Fluor Corp.	2,283

Hotels & Motels - 0.90%
92	Marriott International, Inc., Class A	3,679

In Vitro & In Vivo Diagnostic Substances - 0.87%
137	Myriad Genetics, Inc. *	3,585

Industrial Organic Chemicals - 0.92%
54	LyondellBasell Industries NV Class A	3,788

Investment Advice - 0.82%
73	Franklin Resources, Inc.	3,370

Metal Mining - 0.19%
38	Cliffs Natural Resources, Inc.	793

Metalworking Machinery & Equipment - 0.91%
60	Lincoln Electric Holdings, Inc.	3,752

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.91%
38	Energizer Holdings, Inc.	3,756

Motor Vehicle Parts & Accessories - 1.16%
11	BorgWarner, Inc.	1,062
165	Gentex Corp.	3,717
		4,779
Motor Vehicles & Passenger Car Bodies - 1.28%
34	Oshkosh Corp. *	1,527
48	WABCO Holdings, Inc. (a) *	3,744
		5,271
Oil & Gas Field Services, NEC - 0.90%
260	RPC, Inc.	3,713

Optical Instruments & Lenses - 0.85%
63	KLA-Tencor Corp.	3,474

Paper Mills - 0.87%
54	Domtar Corp.	3,564

Paperboard Containers & Boxes - 0.90%
70	Packaging Corporation of America	3,713

Petroleum Refining - 0.21%
19	HollyFrontier Corp.	845

Pharmaceutical Preparations - 2.78%
99	Endo Health Solutions Inc. *	4,068
130	Pfizer Inc.	3,667
52	United Therapeutics Corp. *	3,687
		11,422
Pumps & Pumping Equipment - 0.88%
52	Graco, Inc.	3,613

Radiotelephone Communications - 0.44%
42	United States Cellular Corp	1,797

Retail-Apparel & Accessory Stores - 0.90%
62	Hanes Brands, Inc.	3,688

Retail-Auto Dealers & Gasoline Stations - 0.19%
26	CST Brands, Inc. (a)	767

Retail-Eating Places - 0.87%
51	Yum! Brands, Inc.	3,571

Retail-Family Clothing Stores - 2.18%
231	American Eagle Outfitters, Inc.	3,343
44	The Gap, Inc	1,779
57	Ross Stores Inc.	3,834
		8,956
Retail-Grocery Stores - 0.87%
98	Kroger Co.	3,587

Retail-Women's Clothing Stores - 0.25%
65	Chico's FAS Inc. (a)	1,014

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.87%
78	CBOE Holdings, Inc.	3,579

Semiconductors & Related Devices - 1.82%
503	LSI Corp. *	3,727
11	Linear Technology Corp.	422
275	Marvell Technology Group, Ltd. (a)	3,330
		7,479
Services-Business Services, NEC - 1.77%
6	MasterCard, Inc., Class A	3,636
208	Western Union Co.	3,646
		7,282
Services-Computer Integrated Systems Design - 0.89%
73	Computer Sciences Corp.	3,661

Services-Consumer Credit Reporting, Collection Agencies - 0.88%
62	McGraw Hill Financial, Inc.	3,619

Services-Educational Services - 0.96%
7	The Washington Post Co. *	3,948

Services-Management Services - 0.90%
64	Gartner, Inc. *	3,710

Services-Motion Picture Theaters - 0.25%
57	Regal Entertainment Group, Class A	1,020

Services-Personal Services - 0.87%
128	H&R Block, Inc.	3,572

Services-Prepackaged Software - 1.86%
118	Microsoft Corp. (a)	3,941
116	Oracle Corp.	3,696
		7,637
Sugar & Confectionery Products - 0.87%
39	The Hershey Co.	3,586

Telephone & Telegraph Apparatus - 0.00%
2	Polycom, Inc. *	20

Telephone Communications (No Radio Telephone) - 1.58%
101	Telephone & Data Systems Inc.	2,797
78	Verizon Communications, Inc.	3,696
		6,493
Transportation Services - 0.90%
79	Expedia, Inc. (a)	3,694

Trucking & Courier Services (No Air) - 0.89%
43	United Parcel Service, Inc., Class B	3,680

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.59%
59	Herbalife Ltd.	3,600
35	Nu Skin Enterprises Inc., Class A (a)	2,930
		6,530
Wholesale-Groceries & Related Products - 0.91%
61	Domino's Pizza, Inc.	3,748

Women's Misses', Children's & Infants' Undergarments - 0.26%
35	Guess' Inc. (a)	1,067

TOTAL FOR COMMON STOCK (Cost $219,702) - 54.35%		$ 223,514

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 42.43%
174,500	US Treasury Bill, 0.1010%, 9/19/13 (Cost $174,459) (a)	$ 174,499

SHORT TERM INVESTMENTS - 21.20%
87,163	Fidelity Money Market Fund #59, 0.05%, (Cost $87,163) **	87,163

TOTAL INVESTMENTS (Cost $481,324) - 117.98%		$ 485,176

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.98)%		(73,951)

NET ASSETS - 100.00%		$ 411,225

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at August 31, 2013.
The accompanying notes are an integral part of these financial statements.

	HAGIN Keystone Market Neutral Fund
	Schedule of Securities Sold Short
	August 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK

Aircraft Parts & Auxiliary Equipment, NEC
18	Transdigm Group Inc.	$ 2,466

Beverages
40	Beam, Inc.	2,506
46	Constellation Brands Inc., Class A *	2,496
		5,002
Biological Products (No Diagnostic Substances)
45	Catamaran Corp. *	2,471

Cable & Other Pay Television Services
31	Discovery Communications, Inc., Series A *	2,403
48	Liberty Interactive Corp., Class A *	1,084
		3,487
Calculating & Accounting Machines (No Electronic Computers)
67	NCR Corp. *	2,384

Carpets & Rugs
21	Mohawk Industries, Inc. *	2,467

Cement, Hydraulic
38	Eagle Materials, Inc.	2,438

Communications Services, NEC
36	Crown Castle International Co. *	2,499
34	SBA Communications Corp. *	2,550
		5,049
Computer Communications Equipment
149	Riverbed Technology, Inc. *	2,301

Computer Peripheral Equipment, NEC
17	Palo Alto Networks, Inc. *	816

Construction Machinery & Equipment
18	CNH Global NV *	826

Crude Petroleum & Natural Gas
97	Cobalt International Energy, Inc. *	2,367
27	Concho Resources, Inc. *	2,606
46	Gulfport Energy Corp. *	2,714
		7,687
Drilling Oil & Gas Wells
43	Atwood Oceanics, Inc. *	2,394
70	Rowan Co., Inc., Class A *	2,479
		4,873
Electric Services
132	Calpine Corp. *	2,552
95	NRG Energy, Inc.	2,494
		5,046
Engines & Turbines
40	Dresser-Rand Group, Inc. *	2,438

Fabricated Plate Work (Boiler Shops)
235	McDermott Int'l, Inc. *	1,763

Fire, Marine & Casualty Insurance
17	ProAssurance Corp.	801

Food & Kindred Products
24	ConAgra Foods, Inc.	812

General Building Contractors - Residential Buildings
76	Lennar Corp.	2,418

General Industrial Machinery & Equipment, NEC
36	Nordson Corp.	2,399

Gold & Silver Ores
141	Tahoe Resources, Inc. *	2,524

Hazardous Waste Management
46	Clean Harbors, Inc. *	2,614

Hospitals & Medical Service Plans
84	Health Net, Inc. *	2,535
17	Humana, Inc.	1,565
		4,100
Hotels & Motels
35	Hyatt Hotels Corp., Class A *	1,519

Household Furniture
68	Tempur Sealy International, Inc. *	2,619

Iron & Steel Foundries
11	Precision Castparts Corp.	2,324

Laboratory Analytical Instruments
32	PerkinElmer, Inc.	1,151

Lumber & Wood Products (No Furniture)
96	Leucadia National Corp.	2,393

Men's & Boy's Furnishings, Work Clothing, & Allied Garments
20	PVH Corp.	2,575

Mineral Royalty Traders
14	Royal Gold, Inc.	812

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
52	Vulcan Materials Co.	2,486

Miscellaneous Industrial & Commercial Machinery & Equipment
33	Eaton Corp. Plc	2,090

Miscellaneous Chemical Products
21	Cabot Corp.	840

Motor Vehicles & Passenger Car Bodies
17	Tesla Motors, Inc. *	2,873

Natural Gas Distribution
90	Cheniere Energy, Inc. *	2,519

Oil & Gas Field Machinery & Equipment
9	Dril-Quip, Inc. *	918
35	National Oilwell Varco, Inc.	2,601
		3,519
Operative Builders
135	DR Horton, Inc. *	2,410
3	NVR, Inc. *	2,567
80	Toll Brothers, Inc. *	2,449
		7,426
Petroleum Refining
52	Tesoro Corp.	2,397

Pharmaceutical Preparations
18	Actavis, Inc. *	2,433
39	BioMarin Pharmaceutical Inc. *	2,553
15	Medivation, Inc. *	848
21	Perrigo Co.	2,553
16	Pharmacyclics, Inc. *	1,784
11	Regeneron Pharmaceuticals, Inc. *	2,665
69	Theravance Inc. *	2,474
		15,310
Primary Smelting & Refining of Nonferrous Metals
32	Air Lease Corp.	826

Public Building & Related Furniture
36	B/E Aerospace Inc. *	2,455

Railroads, Line-Haul Operating
28	Genesee & Wyoming, Inc., Class A *	2,424

Retail-Auto Dealers & Gasoline Stations
52	CarMax, Inc. *	2,473

Retail-Department Stores
57	Sears Holdings Corp. *	2,522

Retail-Miscellaneous Shopping Goods Stores
37	Cabela's, Inc. *	2,425

Retail-Retail Stores, NEC
41	Sally Beauty Holdings, Inc. *	1,071

Retail-Variety Stores
23	Dollar General Corp. *	1,241

Security Brokers, Dealers & Flotation Companies
145	Ares Capital Corp.	2,549
100	Charles Schwab Corp.	2,088
		4,637
Semiconductors & Related Devices
678	Advanced Micro Devices, Inc. *	2,217
15	IPG Photonics Corp. *	806
63	Silicon Laboratories, Inc. *	2,437
		5,460
Services-Advertising Agencies
52	The Interpublic Group of Companies, Inc.	817

Services-Business Services, NEC
12	Alliance Data Systems Corp. *	2,348
18	FleetCor Technologies, Inc. *	1,856
		4,204
Services-Commercial Physical & Biological Research
37	Incyte Corp. *	1,254

Services-Computer Integrated Systems Design
92	Yahoo! Inc. *	2,495

Services-Computer Processing & Data Preparation
25	Fiserv, Inc. *	2,407

Services-Computer Programming Services
25	Solera Holdings Inc.	1,290

Services-Motion Picture & Video Tape Production
87	DreamWorks Animation SKG, Inc., Class A *	2,462

Services-Prepackaged Software
53	3D Systems Corp. *	2,724
26	Concur Technologies, Inc. *	2,541
130	Nuance Communications, Inc. *	2,482
		7,747
Special Industry Machinery (No Metalworking Machinery)
40	Pentair Ltd.	2,404

State Commercial Banks
36	Popular, Inc. *	1,118

Telephone Communications (No Radio Telephone)
15	Equinix, Inc. *	2,606

Water Transportation
45	Tidewater, Inc.	2,428

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies
34	WESCO International, Inc. *	2,508

Wholesale-Electronic Parts & Equipment, NEC
22	Arrow Electronics, Inc. *	1,021

Wholesale-Industrial Machinery & Equipment
31	MSC Industrial Direct Co. Inc.	2,356

Wholesale-Miscellaneous Nondurable Goods
20	Jarden Corp. *	859

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
84	LKQ Corp. *	2,456

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
109	Hologic, Inc. *	2,326

TOTAL FOR COMMON STOCK (Proceeds $176,767)		$ 188,327

REAL ESTATE INVESTMENT TRUSTS
36	American Tower Corp.	2,502
20	AvalonBay Communities, Inc.	2,478
18	Boston Properties Inc.	1,845
49	Equity Residential	2,542
61	Extra Space Storage, Inc.	2,515
129	Hatteras Financial Corp.	2,361
42	Health Care REIT, Inc.	2,580
35	Post Properties Inc.	1,583
11	SL Green Realty Corp.	959
127	Two Harbors Investment Corp.	1,208

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $21,776)		$ 20,573

TOTAL SECURITIES SOLD SHORT (Proceeds $198,543)		$ 208,900

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Statement of Assets and Liabilities
August 31, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $481,324)	$ 485,176
Cash	132,692
Receivables:
Securities Sold	21,120
Dividends and Interest	574
Total Assets	639,562
Liabilities:
Securities Sold Short, at Value (Proceeds $198,543)	208,900
Payables:
Securities Purchased	18,673
Advisory Fees (Note 4)	456
Dividend Expense on Short Positions	111
Broker Fees	197
Total Liabilities	228,337
Net Assets	$ 411,225

Net Assets Consist of:
Paid In Capital	$ 434,371
Accumulated Undistributed Net Investment Loss	(3,793)
Accumulated Undistributed Realized Loss on Investments	(12,848)
Unrealized Depreciation in Value of Investments	(6,505)
Net Assets for 43,844 Shares Outstanding	$ 411,225
(Unlimited number of shares authorized without par value)

Shares Outstanding	43,844

Net Asset Value and Offering Price Per Share	$ 9.38

The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Statement of Operations
For the six months ended August 31, 2013 (Unaudited)

Investment Income:
Dividend Income	$ 2,518
Interest Income	54
Total Investment Income	2,572

Expenses:
Advisory Fees (Note 4)	2,901
Interest and Broker Expenses	946
Dividends on Short positions	1,860
Total Expenses	5,707

Net Investment Loss	(3,135)

Realized Gain (Loss) on:
Investments in Securities	40,955
Capital Gain Distributions from Portfolio Company	14
Options	-
Securities Sold Short	(34,492)
Net Realized Gain on Investments, Options and Securities Sold Short	6,477

Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(11,952)
Securities Sold Short	12,384
Change in Unrealized Appreciation	432

Net Realized and Unrealized Gain on Investments	6,909

Net Increase in Net Assets Resulting from Operations	$ 3,774

The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	8/31/2013	2/28/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (3,135)	$ (4,291)
Capital Gain Distributions from Portfolio Company	14	-
Net Realized Gain (Loss) on Investments	40,955	(29)
Net Realized Loss on Options	-	(83)
Net Realized Loss on Securities Sold Short	(34,492)	(19,213)
Change in Unrealized Appreciation (Depreciation) on Investments	(11,952)	15,804
Change in Unrealized Appreciation (Depreciation) on Securities Sold Short	12,384	(22,741)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,774	(30,553)

Capital Share Transactions (Note 5)	3,004	335,000

Total Increase in Net Assets	6,778	304,447

Net Assets:
Beginning of Period	404,447	100,000

End of Period (including accumulated undistributed net investment	$ 411,225	$ 404,447
income (loss) of $0 and $(658), respectively)

* For the period March 16, 2012 (commenced operations) through February 28, 2013.
The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended	(a)
	8/31/2013		2/28/2013

Net Asset Value, at Beginning of Period	$ 9.33		$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.06)		(0.10)
Net Realized and Unrealized Gain/(Loss) on Investments	0.11		(0.57)
Total from Investment Operations	0.05		(0.67)

Net Asset Value, at End of Period	$ 9.38		$ 9.33

Total Return ** (b)	0.54%		(6.70)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 411		$ 404
Ratio of Expenses to Average Net Assets	2.46%	***	2.14%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.25%	***	1.25%	***
Ratio of Net Investment Loss to Average Net Assets	(1.35)%	***	(1.08)%	***
Portfolio Turnover	179.58%		266.03%

(a) For the period March 16, 2012 (Commencement of Operations) through February 28, 2013.
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized
The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  As of August 31, 2013, the Trust currently consists of two series of shares of beneficial interest (“shares”). The HAGIN Keystone Market Neutral Fund (the “Fund”) commenced operations on March 16, 2012. The Fund is a diversified fund. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is HAGIN Capital, LLC, d.b.a. HAGIN Investment Management (“Adviser”). The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended August 31, 2013, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis, as determined by the Board of Trustees (the “Board”).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently “marked-to-market” to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 3 below. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. At August 31, 2013, the Fund had collateral of $203,844 for securities sold short. The Fund’s deposit with the broker for securities sold short is with one major security dealer.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADRs, exchange traded funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money Markets - Money market securities are generally priced at the ending value at $1 NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities (including U.S. Government Agencies and Obligations) - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 223,514	$ 0	$ 0	$ 223,514
U.S. Government Agencies and Obligations	0	174,499	0	174,499
Short-Term Investments	87,163	0	0	87,163
Total	$ 310,677	$ 174,499	$ 0	$ 485,176

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 188,327	$ 0	$ 0	$ 188,327
Real Estate Investment Trusts	20,573	0	0	20,573
Total	$ 208,900	$ 0	$ 0	$ 208,900

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the six months ended August 31, 2013. The Fund did not hold derivative instruments during the six months ended August 31, 2013. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. There were no transfers into or out of the levels during the six months ended August 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement, the Adviser pays the operating expenses of the Fund except that the Fund will pay all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, and extraordinary or non-recurring expenses. For its services, the Adviser receives an investment management fee equal to 1.25% of the average daily net assets of the Fund.  For the six months ended August 31, 2013, the Adviser earned $2,901. At August 31, 2013, the Fund owed the Adviser $456.

ADMINISTRATOR: Control individuals, Mr. Daniel Hart and Mr. Greg Myers of Cortland Fund Services, LLC (the “Administrator”) also serve as trustees/officers of the Fund. The individuals receive benefits from the Administrator resulting from administrative fees paid to the Administrator of the Fund by the Adviser. Mr. John Myers, another Trustee of the Trust, is the father of Mr. Greg Myers.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at August 31, 2013 was $434,371 representing 43,844 shares outstanding.

Transactions in capital stock for the six months ended August 31, 2013 and for the period ended February 28, 2013 were as follows:

	Six Months Ended August 31, 2013		March 16, 2012 through February 28, 2013
	Shares	Amount	Shares	Amount
Shares sold and proceeds received	31,682	$ 298,004	40,206	$ 400,038
Shares issued in reinvestment of distributions	-	-	-	-
Shares redeemed and proceeds paid	(31,169)	(295,000)	(6,875)	(65,038)
Net increase	513	$ 3,004	33,331	$ 335,000

6.  DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations. The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the fair value of the stock index option, marked-to-market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their current market value, which will be the latest sale price at the time at which the Fund’s net assets value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The Fund did not purchase and/or write options during the six months ended August 31, 2013.

7.  INVESTMENTS

For the six months ended August 31, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $407,396 and $436,522, respectively. For the six months ended August 31, 2013, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $195,454 and $216,475, respectively.

8.  TAX MATTERS

As of February 28, 2013, the tax basis components of distributable earnings (accumulated losses) for the Fund were as follows:

Undistributed capital gain (accumulated losses)	$ (2,645)
Unrealized appreciation (depreciation)	(24,275)
$(26,920)

For Federal income tax purposes, the cost of investments owned at February 28, 2013, was $670,153. At February 28, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 25,951
Gross unrealized depreciation on investment securities	(50,226)
Net unrealized appreciation on investment securities	$(24,275)

Book to tax differences are primarily attributable to deferred post-October losses of $16,680 and the deferral of late year losses totaling $658.

There were no distributions paid during the six months ended August 31, 2013.

There were no distributions paid during the period March 16, 2012 through February 28, 2013.

9.  CAPITAL LOSS CARRYFORWARDS

As of February 28, 2013, the Fund had available for federal tax purposes unused short-term capital losses of $2,645, which is used to offset future short-term capital gains and has no expiration. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2013, 71.26% of the outstanding shares of the Fund are owned by NFS, LLC, and as a result that entity may be deemed to control the Fund. As of August 31, 2013, 27.74% of the outstanding shares of the Fund are owned by HAGIN Capital, LLC, and as a result that entity may be deemed to control the Fund.

11.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

HAGIN Keystone Market Neutral Fund
Expense Illustration
August 31, 2013 (Unaudited)

Expense Example

As a shareholder of the HAGIN Keystone Market Neutral Fund (the "Fund"), you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2013	August 31, 2013	March 1, 2013 to August 31, 2013

Actual	$1,000.00	$1,005.36	$6.32
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HAGIN KEYSTONE MARKET NEUTRAL FUND

ADDITIONAL INFORMATION

AUGUST 31, 2013 (UNAUDITED)

ADDITIONAL INFORMATION

AUGUST 31, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 257-4240, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 257-4240 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser

HAGIN Capital, LLC d.b.a. HAGIN Investment Management

Administrator

Cortland Fund Services LLC

Dividend Paying Agent,

Shareholder Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Rafferty Capital Markets, LLC

Custodian
UMB Bank, N.A.

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliate purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date: November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: November 8, 2013

* Print the name and title of each signing officer next his signature.